EQUITY INCENTIVE PLAN	3 Months Ended
Mar. 31, 2025
Equity Incentive Plan
EQUITY INCENTIVE PLAN

15. EQUITY INCENTIVE PLAN

The Company created the 2023 Equity Incentive Plan (the Plan) on April 27, 2023, under which shares of common stock became available for issuance not to exceed 1,500,000. The Stock Plan is designed to attract, retain, and motivate key employees. Currently, the fair value is recognized as an expense over the vesting period of the award. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, vest over a five-year period, and expire after ten years. There are certain situations that may accelerate the vesting or termination of all outstanding options, such as a change in control. As of March 31, 2025, 886,799 shares were available for grant. The compensation expenses related to incentive units is included in general and administrative expenses with a corresponding increased to additional paid-in-capital.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

15.	EQUITY INCENTIVE PLAN (Continued)

The following table summarizes the share options outstanding for the three months ended March 31, 2025:

	Share Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	614,704	$0.80	$10.88	8.87	$7,322,656

Canceled/Expired	(1,503)	0.76	11.26	-	-

BALANCE, MARCH 31, 2025	613,201	$0.80	$10.87	8.63	$7,482,524

EXERCISABLE, MARCH 31, 2025	183,896	$0.80	$10.85	8.62	$2,242,965

The following table summarizes the nonvested share options for the three months ended March 31, 2025:

	Nonvested Share Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	452,875	$0.80	$10.89	8.88	$5,396,007

Vested	(22,410)	0.79	10.93	8.66	273,582
Canceled/Expired	(1,160)	0.76	11.36	-	-

BALANCE, MARCH 31, 2025	429,305	$0.80	$10.88	8.18	$5,239,559

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying share options and the closing stock price of $13.00 for the Company’s common shares on March 31, 2025 and the closing stock price of $12.71 for the Company’s common shares on December 31, 2024.

There were no options granted during the three months ended March 31, 2025. As of March 31, 2025, there was $4,672,620 unrecognized compensation expense related to nonvested stock options to be recognized over the remaining vesting period. Total compensation expense related to stock options during the three months ended March 31, 2025 was $244,883. No options were exercised during the three months ended March 31, 2025.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)